Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 18. Segment Reporting

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and assess performance. The Company’s CODM is the chief executive officer, who reviews the Company’s operations and manages its business as a single operating segment as of March 31, 2025.

The Company’s proprietary digital “Simoa” detection technology is used across all parts of the business to derive revenues through the sale of instruments, consumables, Accelerator Laboratory, and LDT services, and warranties. The Company’s accounting policies apply in the same manner across the business.

The Company utilizes consolidated net loss as the measure of segment profitability (loss) as required by ASU 2023-07. The CODM uses this measure, along with the significant revenue and expense lines included in the table below, when analyzing the Company’s operations and performance and determining how to allocate resources. These measures are consistently used by the CODM in comparing budgeted results versus actuals, in determining when or where to invest resources into specific areas of the business, and for decisions on strategic initiatives.

The following table presents the reconciliation of significant segment information reviewed by the CODM to consolidated net loss:

	Three Months Ended March 31,
	2025	2024
Revenues:
Revenue from contracts with customers	$30,273	$31,792
Grant revenue	60	274
Total revenues	30,333	32,066

Less:
Costs of goods sold and services, including shipping and handling costs	15,495	15,660
Certain operating expenses, excluding shipping and handling costs (1)	40,916	30,639
Other segment items (2)	(5,574)	(3,070)
Consolidated net loss	$(20,504)	$(11,163)
(1)	Expenses consist of research and development and selling, general and administrative expenses from the Consolidated Statements of Operations and exclude shipping and handling costs.
(2)

Other segment items represent discrete events, non-recurring transactions, or insignificant items that are not used by the CODM to evaluate the Company’s performance or allocate resources, and include:

a. Other lease costs - amortization of operating lease right-of-use assets and other facility operating expenses from leased facilities the Company is not using;

b. Interest income - interest earned on cash, cash equivalents, and marketable securities, and the accretion of discounts on marketable securities;

c. Other income (expense), net - gains and losses on foreign currency, and other non-recurring items that are not a part of the Company’s core business operations; and

d. Income tax benefit (expense) - income taxes related to federal, state, and foreign jurisdictions in which the Company conducts business.

The CODM reviews usage of cash, cash equivalents, and marketable securities as part of evaluating the Company’s performance but does not review or evaluate any other assets.

There have been no changes to the methods used to determine segment profit or loss, or the significant segment captions, across any of the periods presented.

Note 17. Segment Reporting

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and assess performance. The Company’s CODM is the chief executive officer, who reviews the Company’s operations and manages its business as a single operating segment as of December 31, 2024.

The Company’s proprietary digital “Simoa” detection technology is used across all parts of the business to derive revenues through the sale of instruments, consumables, Accelerator Laboratory and LDT services, and warranties. The Company’s accounting policies apply in the same manner across the business.

The Company utilizes consolidated net loss as the measure of segment profitability (loss) as required by ASU 2023-07. The CODM uses this measure, along with the significant revenue and expense lines included below, when analyzing the Company’s operations and performance and determining how to allocate resources. These measures are consistently used by the CODM in comparing budgeted results versus actuals, in determining when or where to invest resources into specific areas of the business, and for decision on strategic initiatives.

The following table presents the reconciliation of significant segment information reviewed by the CODM to consolidated net loss:

	Year Ended December 31,
	2024	2023	2022
Revenues:
Revenue from contracts with customers (Note 3)	$135,436	$121,139	$104,952
Grant revenue	1,985	1,229	570
Total revenues	$137,421	$122,368	$105,522
Less:
Costs of goods sold and services, including shipping and handling costs	$62,430	$56,290	$68,082
Certain operating expenses, excluding shipping and handling costs (1)	124,587	107,029	110,737
Other segment items (2)	(11,065)	(12,597)	26,277
Consolidated net loss	$38,531	$28,354	$99,574
(1)	Expenses consist of research and development and selling, general and administrative expenses from the Consolidated Statements of Operations and exclude shipping and handling costs.
(2)	Other segment items represent discrete events, non-recurring transactions, or insignificant items that are not used by the CODM to evaluate the Company’s performance or allocate resources, and include:
a.	Impairment and restructuring – charges recorded as a result of the Restructuring Plan (refer to Note 18 - Restructuring), including impairment of the Company’s goodwill and a portion of the Company’s long-lived assets;
b.	Other lease costs – amortization of operating lease right-of-use assets and other facility operating expenses from leased facilities the Company is not using;
c.	Interest income - interest earned on cash, cash equivalents, and marketable securities, and the accretion of discounts on marketable securities;
d.	Other income (expense), net – gains and losses on foreign currency, and other non-recurring items that are not a part of the Company’s core business operations; and
e.	Income tax benefit (expense) – income taxes related to federal, state, and foreign jurisdictions in which the Company conducts business.

The CODM reviews cash usage as part of evaluating the Company’s performance but does not review or evaluate any other assets.

There have been no changes to the methods used to determine segment profit or loss, or the significant segment captions, across any of the periods presented.